Collection Period Ended 30-Nov-2011
Interest Period of the Class A-1 Notes (from... to)
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
22,699,665.59 0.783262
0.00 1.000000
22,699,665.59
Interest & Principal
Payment
0.00
0.00
23,120,442.42
120,945.67
23,241,388.09
Amounts in USD
Collection Period (from... to) 1-Nov-2011
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
15-Dec-2011
Determination Date 13-Dec-2011
Record Date 14-Dec-2011
Face Amount
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 30/360 Days 30
Summary
15-Nov-2011 15-Dec-2011
Balance Balance Balance
53.410978
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00 0.000000
Class A-3 Notes 425,000,000.00 355,586,055.61 332,886,390.02
Total Note Balance
992,820,000.00
423,406,055.61
400,706,390.02
103,010,874.91 62,708,818.80 59,346,870.62
Pool Balance
1,150,006,889.88
508,820,921.10
481,504,511.15
Yield Supplement Overcollateralization Amount 54,176,014.97
9.40%
Interest Rate Interest Payment
59,346,870.62 12.90%
Class A-3 Notes 1.420000% 420,776.83 0.990063
120,945.67 1.783333
0.000000 0.000000
54.401041
1.783333
Total
541,722.50
Class A-4 Notes 2.140000%
Dates
Collection Period No. 19
30-Nov-2011
15-Dec-2011 Actual/360 Days 30
Distribution Date
15-Nov-2011
Initial Beginning Ending
0.000000
Class A-2 Notes
Principal per $1000
220,000,000.00 0.00 0.00 0.000000
Adjusted Pool Balance 1,095,830,874.91 486,114,874.41 460,053,260.64
Class A-1 Notes 280,000,000.00 0.00 0.00
Overcollateralization
22,706,046.69 21,451,250.51
Target Overcollateralization Amount 59,346,870.62 12.90%
Current Overcollateralization Amount
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91
Interest per Interest & Principal Payment
$1000 Face Amount per $1000 Face Amount
0.000000
Class A-2 Notes 0.700000% 0.00
Class A-1 Notes 0.309120% 0.00 0.000000
Aggregate Principal Distributable Amount
Available Funds
Distributions
Recoveries 399,294.43 (3) Interest Distributable Amount Class A Notes 541,722.50
Net Liquidation Proceeds 175,760.39 (2) Total Trustee Fees (max. $100,000 p.a.)
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
29,055,815.76 (7) Additional Servicing Fee and Transition Costs 0.00
Total Distribution
29,055,815.76
Available Funds
29,055,815.76
(9) Excess Collections to Certificateholders 5,390,410.24
Due Paid Shortfall
Distribution Detail
Total Servicing Fee 424,017.43 424,017.43 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 541,722.50 541,722.50 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
22,699,665.59 22,699,665.59 0.00
Regular Principal Distributable Amount 22,699,665.59 22,699,665.59 0.00
424,017.43
Interest Collections 1,674,320.68 Nonrecoverable Advances to the Servicer 0.00
Principal Collections 26,806,296.47 (1) Total Servicing Fee
0.00
Investment Earnings 143.79 (6) Regular Principal Distributable Amount 22,699,665.59
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
0.00 0.00
Monthly Interest Distributable Amount 541,722.50 541,722.50 0.00
Total Trustee Fee 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 420,776.83 420,776.83 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
thereof on Class A-4 Notes 0.00 0.00 0.00
Investment Earnings for the Collection Period 143.79
Reserve Fund Deficiency 0.00
plus top up Reserve Fund up to the Required Amount 0.00
Pool Data
Amount
Pool Statistics
Notice to Investors
Principal Purchase Amounts 0.00
Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Principal Gross Losses 510,113.48
Pool Balance end of Collection Period 481,504,511.15 25,669
Reserve Fund Amount - Beginning Balance 2,739,577.19
Reserve Fund Required Amount 2,739,577.19
Reserve Fund
Reserve Fund and Investment Earnings
plus Net Investment Earnings for the Collection Period 13.62 minus Net Investment Earnings 13.62
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Investment Earnings
13.62
Net Investment Earnings on the Collection Account 130.17
Net Investment Earnings on the Reserve Fund
26,381
Principal Collections 16,601,430.19
Principal Collections attributable to Full Pay-offs 10,204,866.28
Pool Balance beginning of Collection Period 508,820,921.10
Pool Factor 41.87%
31-60 Days Delinquent
As of Cutoff Date Current
Weighted Average APR 4.06% 3.99%
Delinquency Profile *
Current
Amount Number of Receivables
Principal Gross Losses 510,113.48
Total 481,504,511.15
15
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.343%
Principal Recoveries 394,607.46
3,940,117.10 Cumulative Principal Net Losses
Principal Net Losses -56,831.50
Weighted Average Number of Remaining Payments 50.23 33.47
11.89 30.55 Weighted Average Seasoning (months)
Percentage
476,901,715.52 25,474 99.04%
0.64%
61-90 Days Delinquent 0.26%
137
0.06%
1,251,615.70 43
91-120 Days Delinquent 266,901.47
3,084,278.46
25,669 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Net Liquidation Proceeds 172,337.52